[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

July 28, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Definitive Proxy Materials for the AQR Diversified Arbitrage Fund, a series of the AQR Funds (File No. 811-22235)

Ladies and Gentlemen:

On behalf of the AQR Diversified Arbitrage Fund, a series of the AQR Funds (the “Fund”), and pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the definitive proxy materials consisting of the Notice of Special Meeting of Shareholders, the Proxy Statement and the Form of Proxy to be used in connection with the Special Meeting of Shareholders of the Fund to be held on September 23, 2010 (the “Meeting”).

As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve a new investment management agreement and an amended and restated investment sub-advisory agreement for the Fund.

It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about August 6, 2010.

Please do not hesitate to contact me at (212) 728-8681 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Jack D. Cohen
Jack D. Cohen

cc:	Nicole DonVito, Esq.
Rose F. DiMartino, Esq.
C. Tate Wilson, Esq.